Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash	$ 4,019,324	$ 5,189,003
Restricted cash	104,170	104,170
Digital currencies	1,539	1,539
Accounts receivable	41,696	40,543
Inventories	34,318	34,185
Marketable securities, at fair value	303,049	1,063,111
Investments in derivatives	102,087	203,320
Amounts due from related parties		962
Due from brokers	160,334	317,005
Other receivables and prepayments	1,361,502	1,079,043
Total current assets	6,128,019	8,032,881
Property, plant and equipment, net	6,140,602	7,093,035
Operating lease right-of-use assets	705,890
Non-marketable investments	8,748,119	7,112,180
Intangible assets, net	1,220,650	1,311,683
Amounts due from related parties		50,000
Long-term deposits	335,878	294,606
Other non-current asset	29,917	59,833
Total Assets	23,309,075	23,954,218
Current liabilities:
Amounts due to related parties	112,013	41,593
Accounts payable and accrued expenses	2,500,566	2,586,527
Finance lease liabilities, current	47,954	46,555
Operating lease liabilities, current	419,875
Total current liabilities	3,080,408	2,674,675
Finance lease liabilities, non-current	72,986	97,319
Operating lease liabilities, non-current	319,938
Loan payables to related parties	2,313,358	6,330,472
Total Liabilities	5,786,690	9,102,466
Commitments and contingencies
EQUITY
Class A Ordinary Shares ($1.00 par value; 60,000,000 shares authorized, 7,950,986 shares issued and outstanding at June 30, 2020 and 6,597,362 shares issued and outstanding at December 31, 2019, respectively)	7,950,986	6,597,362
Class B Ordinary Shares ($1.00 par value; 40,000,000 shares authorized, 22,437,754 shares issued and outstanding as at June 30, 2020 and December 31, 2019)	22,437,754	22,437,754
Additional paid-in capital	33,184,104	24,887,624
Accumulated other comprehensive income (loss)	25,618	(5,552)
Accumulated deficit	(43,760,545)	(37,555,980)
Total equity attributable to the shareholders of Aptorum Group Limited	19,837,917	16,361,208
Non-controlling interests	(2,315,532)	(1,509,456)
Total equity	17,522,385	14,851,752
Total Liabilities and Equity	$ 23,309,075	$ 23,954,218